1998 Annual Report
                           GrandView Investment Trust
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                  May 25, 1998

                                                         Telephone: 919-972-9922
                                                         U.S. WATS: 800-525-FUND
                                                        Facsimile: 919-0442-4226

To the Shareholders of the GrandView S&P(R) REIT Index Fund:

We are pleased to present our third annual report for the GrandView S&P(R) REIT Index Fund. The table below presents our results for the year along with the appropriate market benchmarks.

------------------- -------------- ---------------- ------------------ ------------------- -----------------
  Period Ending       Dow Jones        S&P 500       REIT Benchmark        GrandView          GrandView
                    Utility Index       Index           Composite       S&P REIT(R) Index    S&P REIT(R) Index
                       (Total      (Total Return)      (GrandView          Fund (NAV)         Fund (MOP)
                       Return)                           /S&P)*          (Total Return)     (Total Return)
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
   Three Month          5.68%          13.95%            -0.62%              -1.22%             -4.18%
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
    Six Months         22.38%          17.22%             0.13%              -0.33%             -3.32%
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
     One Year          36.65%          48.00%            15.27%              15.54%             12.07%
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
     Two Year          48.21%          77.34%            49.36%              48.87%             44.40%
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
 Since Inception       62.48%          112.93%           66.64%              58.40%             53.65%
   From 7/03/95
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
NAV = Net Asset Value (Without Sales Load)
MOP = Maximum Offering price (With Sales Load)

The role of an index fund is to provide you, the investor, with a cost efficient, "market" return that correlates well with its underlying benchmark. With that as the Fund's objective, last year can be viewed as a success. Your Fund's returns (less operating expenses) were representative of the REIT market as measured by the Fund's benchmark with a correlation co-efficient that exceeded 99.9%. However, the overall REIT market did not compare favorably with the rest of the equity markets for the last twelve months. REIT industry total returns trailed both the S&P 500 and the Dow Jones Utility indexes. Being representative of the REIT industry, your Fund also trailed these indices. The Fund paid out $0.6425 per share in dividends and $2.75 in capital gains over the last twelve months. The dividend payout was an increase over last year as numerous REITs raised their dividends throughout the year. The high capital gains distribution was unusual for a fund of this type but was attributable to redemptions as investor interest in the REIT industry and hence your Fund ebbed over the period.

Of particular note, now that the Fund is developing some significant performance data, is how it correlates (a Fund's Beta) with the S&P 500. Many investors use individual REITs or a REIT Fund as an asset class for diversification purposes. It is believed that by adding investments that have different Betas you can reduce the risk of an overall investment portfolio. Real estate has long been an asset class that has been held as a balance against the more volatile general equity market. We are pleased that Micropal, Inc., a non-affiliated data service, has published data on your Fund's Beta. That data indicates that its beta is one of the lowest in the industry with a range of 0.20-0.25 for the year versus the S&P 500 beta of 1.00. For comparison, most utility funds are in the
0.50 range. This would suggest that your Fund is a good candidate for those who are seeking appropriate diversification in relation to the overall market.

In last year's report we indicated that Fund investors should anticipate total returns throughout a prolonged investment period (3-5 years) in the low to mid teens. Well, at just over 15.5% for the year it seems that we are right on target. However, during the last six months, the Fund has not been meeting that type of return. Are we in a lull or the beginning of the end for the great bull REIT market? No one knows for sure but we can identify two negatives in the market today that were not there this time last year. The first is that Congress has indicated that they want to change some of the tax regulations for a certain type of REIT called a "paired share". Although only impacting four REITs out of over two hundred, the fear of this unknown impact of future legislation has had a dampening effect on the overall REIT market. The second issue that has not gotten as much attention as the first, is the flat shape of the interest rate curve. This curve measures the difference between short and long term rates. This rate spread is used to determine profitability for all mortgage and many hybrid REITs. Historically, interest rates for longer-term money yields far more than short-term money. But over the last six months, this "spread" has been historically small. This "flatness" has provided good opportunities to borrow or refinance long term debt but it has not been good for profits at some REITs. These two "negative" events, occurring within the same general time frame, have more than offset what continues to be a good overall real estate market. Property construction still is under control, the overall economy is good and rents are generally rising as demand for well-located real estate exceeds supply.

We continue to think the future is positive for real estate securities. With a good economy and stable interest rates, real estate supply and demand is still in the demand side of the cycle. There are many institutional owners of real estate who are interested in selling to public real estate companies providing good opportunities for continued public company growth. There will always be occasional bumps in the road such as "tax" issues, interest rate curves and foreign economies, but these bumps also provide good investment opportunities. We think that by investing in your Fund, you are in a good position to take advantage of these opportunities. We continue to expect low to mid-teen annual returns throughout a 3-5 year investment period for the REIT industry and hence for your Fund.

Finally, we want to take this opportunity to address the much publicized "Year 2000" problem for our shareholders. All major service providers to our Fund, First Union National Bank, the Fund's custodian; The Nottingham Company, the Fund administrator and North Carolina Shareholder Services, the Fund's transfer agent all have implementation plans that address the issue. These service providers indicate that their year 2000 plan will be completed prior to the occurrence of any problem. Although issues may develop as the time gets closer, we want to assure you that your management team is aware of the issue and is doing everything within its power to minimize its impact on the Fund.

We want to again thank you for your support as shareholders. If you ever have any questions or desire additional information, please feel free to contact the Fund Administrator at 1-800-525-3862, or the offices of GrandView Advisers at 1-800-578-4301.

Winsor H. Aylesworth
President
GrandView Advisers, Inc.


---------
* Benchmark used in the table and assoicated graph is a combination of two indices. The GrandView Total Return REIT Index is used from Fund inception until December 31, 1997. At that time, the Fund's objective was changed to provide returns that correspond and are highly correlated to the S&P REIT Index. All benchmark references incorporates this change.

                        GrandView S&P(R) REIT Index Fund

                    Performance Update - $10,000 Investment
        For the period from July 3, 1995 (commencement of operations) to
                                 March 31, 1998

                                                                    Grandview
              GrandView S&P(R)      S&P 500          Dow Jones     Total Return/
              REIT Index Fund        Index         Utility Index  S&P REIT Index

  7/3/95            9,700           10,000            10,000         10,000
 9/30/95            9,991           10,748            10,722         10,472
12/31/95           10,351           11,395            11,451         10,944
 3/31/96           10,321           12,007            10,963         11,157
 6/30/96           10,726           12,545            11,503         11,646
 9/30/96           11,335           12,933            11,491         12,353
12/31/96           13,413           14,011            12,488         14,512
 3/31/97           13,298           14,387            11,890         14,457
 6/30/97           13,935           16,899            12,490         15,142
 9/30/97           15,415           18,164            13,277         16,642
12/31/97           15,554           18,686            15,374         16,768
 3/31/98           15,365           21,293            16,248         16,664


This graph depicts the performance of the GrandView S&P(R)REIT Index Fund versus the S&P 500 Index, the Dow Jones Utility Index, and the GrandView Total Return Index (prior to 12/31/97)/ S&P REIT Index (subsequent to 12/31/97). It is important to note that the GrandView S&P(R) REIT Index Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Annualized Total Return

--------------------------------------------------------------
                           Since Inception      One Year
--------------------------------------------------------------
No Sales Load                  18.24%            15.54%
--------------------------------------------------------------
Maximum 3% Sales Load          16.94%            12.07%
--------------------------------------------------------------


The graph assumes an initial $10,000 investment at July 3, 1995 ($9,700 after maximum sales load of 3.0%). All dividends and distributions are reinvested.

At March 31, 1998, the GrandView S&P REIT Index Fund would have grown to $15,365
- total investment return of 53.65% since July 3, 1995. Without the deduction of the 3.0% maximum sales load, the GrandView S&P REIT Index Fund would have grown to $15,840 - total investment return of 58.40% since July 3, 1995.

At March 31, 1998, a similar investment in the S&P 500 Index would have grown to $21,293 - total investment return of 112.93%; the Dow Jones Utility Index would have grown to $16,248 - total investment return of 62.48%; the GrandView Total Return/S&P REIT Total Return Index would have grown to $16,664 - total investment return of 66.64% since July 3, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                  GRANDVIEW S&P(R) REIT INDEX FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.41%

       Real Estate Investment Trusts - 99.41%

            American Health Properties, Inc. ...........................................                   273              $  7,234
            Apartment Investment & Management Company ..................................                   357                13,611
            Arden Realty, Inc. .........................................................                   423                12,056
            Avalon Properties, Inc. ....................................................                   305                 8,769
            Bay Apartment Communities, Inc. ............................................                   197                 7,314
            Boston Properties, Inc. ....................................................                   480                16,890
            Bradley Real Estate, Inc. ..................................................                   265                 5,515
            CBL & Associates Properties, Inc. ..........................................                   279                 6,853
            CCA Prison Realty Trust ....................................................                   153                 6,340
            CRIIMI MAE, Inc. ...........................................................                   465                 7,178
            Camden Property Trust ......................................................                   235                 6,962
            Capstead Mortgage Corporation ..............................................                   432                 8,532
            Capstone Capital Corporation ...............................................                   250                 6,078
            CarrAmerica Realty Corporation .............................................                   475                14,250
            CenterPoint Properties Corporation .........................................                   228                 7,909
            Charles E. Smith Residential Realty, Inc. ..................................                   172                 5,719
            Chateau Communities, Inc. ..................................................                   186                 5,533
            Chelsea GCA Realty, Inc. ...................................................                   132                 4,884
            Colonial Properties Trust ..................................................                   245                 7,794
            Commercial Net Lease Realty ................................................                   313                 5,458
            Cornerstone Properties, Inc. ...............................................                   771                13,974
            Cousins Properties, Inc. ...................................................                   233                 7,194
            Crescent Real Estate Equities Company ......................................                   650                23,400
            Developers Diversified Realty Corporation ..................................                   209                 8,543
            Duke Realty Investments, Inc. ..............................................                   604                14,723
            Dynex Capital, Inc. ........................................................                   506                 6,072
            Equity Inns Inc. ...........................................................                   402                 6,206
            Equity Office Properties Trust .............................................                 1,753                53,686
            Equity Residential Properties Trust ........................................                   632                31,758
            Essex Property Trust, Inc. .................................................                   194                 6,657
            Excel Realty Trust, Inc. ...................................................                   155                 5,522
            Federal Realty Investment Trust ............................................                   290                 7,123
            FelCor Suite Hotels, Inc. ..................................................                   294                10,896
            First Industrial Realty Trust, Inc. ........................................                   279                10,044
            Gables Residential Trust ...................................................                   257                 6,987
            General Growth Properties ..................................................                   287                10,476
            Glenborough Realty Trust, Inc. .............................................                   234                 6,801
            Glimcher Realty Trust ......................................................                   277                 6,059
            Health Care Property Investors, Inc. .......................................                   230                 8,496


                                                                                                                         (Continued)

                                                  GRANDVIEW S&P(R) REIT INDEX FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Real Estate Investment Trusts - (Continued)

            Health and Retirement Property Trust .......................................                   805              $ 16,301
            Healthcare Realty Trust, Inc. ..............................................                   225                 6,356
            Highwoods Properties, Inc. .................................................                   388                13,677
            Horizon Group, Inc. ........................................................                   386                 4,753
            Hospitality Properties Trust ...............................................                   313                11,092
            INMC Mortgage Holdings, Inc. ...............................................                   500                12,500
            Irvine Apartment Communities, Inc. .........................................                   232                 7,308
            JDN Realty Corporation .....................................................                   215                 7,350
            JP Realty, Inc. ............................................................                   202                 5,126
            Kilroy Realty Corporation ..................................................                   179                 5,113
            Kimco Realty Corporation ...................................................                   310                10,966
            LTC Properties, Inc. .......................................................                   288                 5,562
            Liberty Property Trust .....................................................                   379                10,186
            Mack-Cali Realty Corporation ...............................................                   413                16,133
            Manufactured Home Communities, Inc. ........................................                   287                 7,426
            Meditrust Companies ........................................................                   501                15,406
            Merry Land & Investment Company, Inc. ......................................                   305                 6,824
            Mid-America Apartment Communities, Inc .....................................                   198                 5,581
            Mills Corp. ................................................................                   269                 7,044
            National Health Investors, Inc. ............................................                   187                 7,457
            Nationwide Health Properties, Inc. .........................................                   332                 8,217
            New Plan Realty Trust ......................................................                   509                12,789
            OMEGA Healthcare Investors, Inc. ...........................................                   142                 5,538
            Pacific Gulf Properties, Inc. ..............................................                   218                 5,000
            Patriot American Hospitality, Inc. .........................................                   590                15,930
            Post Properties, Inc. ......................................................                   254                10,144
            Prentiss Properties Trust ..................................................                   279                 7,289
            Price REIT, Inc. ...........................................................                   137                 6,139
            Public Storage, Inc. .......................................................                   658                20,316
            RFS Hotel Investors, Inc. ..................................................                   285                 5,219
            Realty Income Corporation ..................................................                   301                 8,183
            Reckson Associates Realty Corporation ......................................                   277                 7,306
            Security Capital Group - WT ................................................                   279                   924
            Security Capital Pacific Trust .............................................                   803                19,322
            Security Capital Atlantic Incorporated .....................................                   356                 7,476
            Security Capital Industrial Trust ..........................................                   657                16,836
            Shurgard Storage Centers, Inc. .............................................                   210                 5,906
            Simon DeBartolo Group, Inc. ................................................                   686                23,538
            Spieker Properties, Inc. ...................................................                   274                11,303


                                                                                                                         (Continued)

                                                  GRANDVIEW S&P(R) REIT INDEX FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Real Estate Investment Trusts - (Continued)

            Starwood Hotels & Resorts ..................................................                 1,285              $ 68,667
            Storage USA, Inc. ..........................................................                   210                 8,059
            Summit Properties, Inc. ....................................................                   274                 5,514
            Sun Communities, Inc. ......................................................                   187                 6,498
            Taubman Centers, Inc. ......................................................                   604                 7,852
            The Macerich Company .......................................................                   192                 5,712
            TriNet Corporate Realty Trust, Inc. ........................................                    50                 1,916
            United Dominion Realty Trust ...............................................                   679                 9,845
            Urban Shopping Centers, Inc. ...............................................                   203                 6,699
            Vornado Realty Trust .......................................................                   416                18,122
            Walden Residential Properties, Inc. ........................................                   206                 5,201
            Washington Real Estate Investment Trust ....................................                   416                 7,150
            Weingarten Realty Investors ................................................                   205                 9,174
                                                                                                                            --------

            Total Common Stocks (Cost $904,751) ........................................                                     949,441
                                                                                                                            --------

INVESTMENT COMPANY - 0.73%

            Evergreen Money Market Treasury Institutional Money
                   Market Fund Institutional Service Shares (Cost $6,971)...............                 6,971                 6,971
                                                                                                                            --------



Total Value of Investments (Cost $911,722 (b)) .........................................                       100.14 %    $956,412
Liabilities In Excess of Other Assets ..................................................                        (0.14)%      (1,345)
                                                                                                               ------      --------
       Net Assets ......................................................................                       100.00 %    $955,067
                                                                                                               ======      ========


       (a)  Aggregate cost for federal income tax purposes is $919,325.  Unrealized  appreciation  (depreciation) of investments for federal income tax purposes is as follows:


            Unrealized appreciation                                                                                         $55,322
            Unrealized depreciation                                                                                         (18,235)
                                                                                                                            -------

                            Net unrealized appreciation                                                                     $37,087
                                                                                                                            =======





See accompanying notes to financial statements

                                                  GRANDVIEW S&P(R) REIT INDEX FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1998


ASSETS
       Investments, at value (cost $911,722) .........................................................                     $956,412
       Income receivable .............................................................................                        5,139
       Receivable for investments sold ...............................................................                       19,432
       Deferred organization expenses, net (note 4) ..................................................                       12,253
       Other assets ..................................................................................                        1,232
       Due from advisor (note 2) .....................................................................                        4,735
                                                                                                                           --------

            Total assets .............................................................................                      999,203
                                                                                                                           --------

LIABILITIES
       Accrued expenses ..............................................................................                        7,228
       Distributions payable .........................................................................                       21,395
       Payable for investment purchases ..............................................................                        8,789
       Disbursements in excess of cash on demand deposit .............................................                        6,724
                                                                                                                           --------

            Total liabilities ........................................................................                       44,136
                                                                                                                           --------

NET ASSETS
       (applicable to 86,343 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .......................................                     $955,067
                                                                                                                           ========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
       ($955,067 / 86,343 shares) ....................................................................                     $  11.06
                                                                                                                           ========

OFFERING PRICE PER SHARE
       (100 / 97% of $11.06) .........................................................................                     $  11.40
                                                                                                                           ========

NET ASSETS CONSIST OF
       Paid-in capital ...............................................................................                     $911,481
       Distribution in excess of net realized loss ...................................................                       (1,104)
       Net unrealized appreciation on investments ....................................................                       44,690
                                                                                                                           --------
                                                                                                                           $955,067
                                                                                                                           ========








See accompanying notes to financial statements

                                                  GRANDVIEW S&P(R) REIT INDEX FUND

                                                       STATEMENT OF OPERATIONS

                                                           March 31, 1998



INVESTMENT INCOME

       Income
            Dividends .....................................................................................                $ 72,221
                                                                                                                           --------


       Expenses
            Investment advisory fees (note 2) .............................................................                   5,370
            Fund administration fees (note 2) .............................................................                   3,452
            Distribution and service fees (note 3) ........................................................                   1,912
            Custody fees ..................................................................................                   5,866
            Registration and filing administration fees (note 2) ..........................................                   2,425
            Fund accounting fees (note 2) .................................................................                  16,200
            Audit fees ....................................................................................                   7,500
            Legal fees ....................................................................................                   5,254
            Securities pricing fees .......................................................................                   2,595
            Shareholder recordkeeping fees ................................................................                     629
            Shareholder servicing expenses ................................................................                   3,464
            Registration and filing expenses ..............................................................                   8,710
            Printing expenses .............................................................................                   1,585
            Amortization of deferred organization expenses (note 4) .......................................                   5,442
            Trustee fees and meeting expenses .............................................................                     512
            Other operating expenses ......................................................................                   3,318
                                                                                                                           --------

                 Total expenses ...........................................................................                  74,234
                                                                                                                           --------

                 Less:
                       Expense reimbursements (note 2) ....................................................                 (49,107)
                       Investment advisory fees waived (note 2) ...........................................                  (5,370)
                       Securities pricing fees waived .....................................................                  (2,595)
                       Distribution and service fees waived (note 3) ......................................                  (1,054)
                                                                                                                           --------

                 Net expenses .............................................................................                  16,108
                                                                                                                           --------

                       Net investment income ..............................................................                  56,113
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 232,663
       Decrease in unrealized appreciation on investments .................................................                 (46,110)
                                                                                                                           --------

            Net realized and unrealized gain on investments ...............................................                 186,553
                                                                                                                           --------

                 Net increase in net assets resulting from operations .....................................                $242,666
                                                                                                                           ========





See accompanying notes to financial statements

                                                  GRANDVIEW S&P(R) REIT INDEX FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                          March 31,        March 31,
                                                                                                              1998             1997
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment income ...................................................................      $   56,113       $   26,606
         Net realized gain (loss) from investment transactions ...................................         232,663           (3,402)
         Increase (decrease) in unrealized appreciation on investments ...........................         (46,110)          91,681
                                                                                                        ----------       ----------

              Net increase in net assets resulting from operations ...............................         242,666          114,885
                                                                                                        ----------       ----------

     Distributions to shareholders from
         Net investment income ...................................................................         (56,113)         (26,606)
         Tax return of capital ...................................................................         (14,856)          (5,692)
         Net realized gain from investment transactions ..........................................        (229,983)            (479)
                                                                                                        ----------       ----------

              Decrease in net assets resulting from distributions ................................        (300,952)         (32,777)
                                                                                                        ----------       ----------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (a) .........        (453,745)       1,132,197
                                                                                                        ----------       ----------

                   Total increase (decrease) in net assets .......................................        (512,031)       1,214,305

NET ASSETS

     Beginning of year ...........................................................................       1,467,098          252,793
                                                                                                        ----------       ----------

     End of year .................................................................................      $  955,067       $1,467,098
                                                                                                        ==========       ==========



(a) A summary of capital share activity follows:
                                                          --------------------------------------------------------------------------
                                                                          Year ended                            Year ended
                                                                        March 31, 1998                        March 31, 1997

                                                                    Shares           Value                 Shares           Value
                                                          --------------------------------------------------------------------------

Shares sold ............................................             23,316       $  304,629               100,474       $1,238,757
Shares issued for reinvestment
     of distributions ..................................             21,072          253,406                 2,066           24,781
                                                                 ----------       ----------            ----------       ----------

                                                                     44,388          558,035               102,540        1,263,538

Shares redeemed ........................................            (75,098)      (1,011,780)              (10,250)        (131,341)
                                                                 ----------       ----------            ----------       ----------

     Net increase (decrease) ...........................            (30,710)      $ (453,745)               92,290       $1,132,197
                                                                 ==========       ==========            ==========       ==========





See accompanying notes to financial statements

                                                  GRANDVIEW S&P(R) REIT INDEX FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                    period from
                                                                                                                   July 3, 1995
                                                                                                               (commencement of
                                                                                Year ended        Year ended     operations) to
                                                                                  March 31,         March 31,          March 31,
                                                                                      1998              1997               1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................          $12.53            $10.21            $10.00

      Income from investment operations
           Net investment income .........................................            0.49              0.50              0.33
           Net realized and unrealized gain on investments ...............            1.45              2.38              0.32
                                                                                ----------        ----------        ----------

               Total from investment operations ..........................            1.94              2.88              0.65
                                                                                ----------        ----------        ----------

      Distributions to shareholders from
           Net investment income .........................................           (0.49)            (0.50)            (0.33)
           Tax return of capital .........................................           (0.17)            (0.05)             0.00
           Net realized gain from investment transactions ................           (2.75)            (0.01)            (0.11)
                                                                                ----------        ----------        ----------

               Total distributions .......................................           (3.41)            (0.56)            (0.44)
                                                                                ----------        ----------        ----------

Net asset value, end of period ...........................................          $11.06            $12.53            $10.21
                                                                                ==========        ==========        ==========


Total return (a) .........................................................           15.54 %           25.85 %            6.40 %
                                                                                ==========        ==========        ==========

Ratios/supplemental data

      Net assets, end of period ..........................................      $  955,067        $1,467,098        $  252,793
                                                                                ==========        ==========        ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .................            4.84 %            7.59 %           20.63 % (b)
           After expense reimbursements and waived fees ..................            1.05 %            1.04 %            1.05 % (b)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees .................           (0.13)%           (2.16)%          (13.66)% (b)
           After expense reimbursements and waived fees ..................            3.66 %            4.38 %            5.86 % (b)


      Portfolio turnover rate ............................................           63.15 %           23.38 %           47.46 %

      Average broker commissions per share (c) ...........................         $0.0697           $0.0698                -


(a)   Total return does not reflect payment of sales charge.
(b)   Annualized
(c)   Represents  total  commission  paid on  portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.

See accompanying notes to financial statements

                        GRANDVIEW S&P(R) REIT INDEX FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The GrandView S&P(R) REIT Index Fund (the "Fund") is a diversified series of shares of beneficial interest of the GrandView Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth of capital by selecting investments which are equity securities of real estate industry companies which are undervalued or have significant "turnaround" potential. The Fund began operations on July 3, 1995. Shares of the Fund purchased are subject to a maximum sales charge of 3.00%. Shares of the Fund redeemed are subject to a 1.00% redemption fee, which applies to redemptions during the first six months after share purchases. The redemption fee is subsequently reduced after the first six months and is eliminated after one year. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - At March 31, 1998, the Fund was considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The character of distributions made during the year from net investment income or net realized gains from investment transactions may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains are recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

               The Fund records distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments.

                                                                     (Continued)

                        GRANDVIEW S&P(R) REIT INDEX FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998



         D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.35% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.05% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $5,370 ($0.06 per share) and has voluntarily reimbursed $49,107 of the Fund's operating expenses for the year ended March 31, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.225% of the Fund's first $25 million of average daily net assets, 0.20% of the next $25 million of average daily net assets, and 0.175% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $1,500 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

                                                                     (Continued)

                        GRANDVIEW S&P(R) REIT INDEX FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998



         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 1998, the Distributor retained sales charges in the amount of $78.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

         At March 31, 1998, the Advisor, its officers, and Trustees of the Fund held 22,825 shares or 26% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Fund waived $1,054 of such expenses under the Plan for the year ended March 31, 1998.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $925,019 and $1,565,710, respectively, for the year ended March 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees  of  GrandView  Investment  Trust and  Shareholders  of
  GrandView S&P REIT Index Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of GrandView S&P REIT Index Fund (a portfolio of GrandView Investment Trust) as of March 31, 1998, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 1997 and the financial highlights for the two years in the period ended March 31, 1997 were audited by other auditors, whose reports thereon dated April 25, 1997, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of March 31, 1998 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1998 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GrandView S&P REIT Index Fund as of March 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 24, 1998

                               1998 Annual Report
                           GrandView Investment Trust
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                  May 20, 1998

                                                         Telephone: 919-972-9922
                                                         U.S. WATS: 800-525-FUND
                                                        Facsimile: 919-0442-4226

To the Shareholders of the GrandView Realty Growth Fund:

We are pleased to present the annual report for the GrandView Realty Growth Fund. The table below presents our results for the year along with the appropriate market benchmarks.

------------------- -------------- ---------------- ------------------ ------------------- -----------------
  Period Ending       Dow Jones        S&P 500           NAREIT            GrandView          GrandView
                    Utility Index       Index         Total Return       Realty Growth      Realty Growth
                       (Total      (Total Return)         Index            Fund (NAV)         Fund (MOP)
                       Return)                                           (Total Return)     (Total Return)
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
   Three Month          5.68%          13.95%            -0.54%              2.81%              -1.81%
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
    Six Months         22.38%          17.22%             0.51%              4.27%              -0.42%
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
     One Year          36.65%          48.00%            17.90%              24.80%             19.18%
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
     Two Year          48.21%          77.34%            54.48%              81.10%             72.95%
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
------------------- -------------- ---------------- ------------------ ------------------- -----------------
 Since Inception       62.48%          112.93%           76.16%              91.43%             82.81%
   From 7/03/95
  Ending 3/31/98
------------------- -------------- ---------------- ------------------ ------------------- -----------------
NAV = Net Asset Value (Without Sales Load)
MOP = Maximum Offering price (With Sales Load)

For fiscal year ending March 31, 1998 we again achieved our primary goal of outperforming the overall REIT market as measured by the National Association of Real Estate Trust's (NAREIT) Total Return Index. We have switched to using the NAREIT Index as your Fund's industry benchmark this year from the GrandView Total Return Index used in previous annual reports. This was done to provide you a more independently generated and more broadly recognized standard to measure your Fund's performance. Your Fund ranked 9th out of 71 real estate funds (4th not including various share classes of the same Fund) as measured by Lipper Analytical for the twelve month period ending March 31, 1998*. We did not, however, outperform the overall stock market as measured by the S&P 500 or the Dow Jones Utility Index for the same twelve-month period. Although disappointing, we did have more favorable results against these standards for longer investment periods.

Of particular note, now that the Fund is developing some significant performance data, is how it correlates (a Fund's Beta) with the S&P 500. Many investors use individual REITs or a REIT Fund as an asset class for diversification purposes. It is believed that investments that have different Betas can reduce the risk of an overall investment portfolio. Real estate has long been an asset class that has been held as a balance against the more volatile general equity market. We are pleased that Micropal, Inc., a non-affiliated data service, has published data on your Fund's Beta. That data indicates that its beta is one of the lowest in the industry with a range of 0.15-0.18 for the year versus the S&P 500 beta of 1.00. For comparison, most utility funds are in the 0.50 range. This would suggest that your Fund is a good candidate for those who are seeking appropriate diversification in relation to the overall market.

Last year's performance, as good as it was, did not meet the previous year's 45.12% return. The reasons for this are many. In general, the real estate capital markets had plenty of cash available for companies to make acquisitions. This provided increased competition for all the various real estate property types. This competition led to increasing property prices and reduced returns for investors. In addition, the first three months of this year had two extraordinary events that, in our opinion, reduced returns. First, Congress announced that it wanted to examine the "tax favored" status of REITs and announced that it would address these REIT tax breaks in new legislation. Although not enacted as of yet, the fear of this unknown has sent a chill throughout the REIT market as evidenced by the REIT's overall poor returns so far in 1998. The second event, that has not gotten as much attention as the first, is the flat shape of the interest rate curve. This curve measures the difference between short and long term rates. This rate spread is used to determine profitability for all mortgage and many hybrid REITs. Historically, interest rates for longer-term money yields far more than short-term money. But over the last six months, this "spread" has been historically low. This "flatness" has provided good opportunities to borrow or refinance long term debt but it has not been good for profits at some REITs. These two "negative" events occurring within the same general time frame have more than off set what continues to be a good overall real estate market. Property construction still seems under control, the overall economy is good and rents are generally rising as demand for well-located real estate exceeds supply.

In light of this current environment, we thought it would be of interest to review our five largest holdings as of March 31, 1998.

Capital Trust (NYSE, Symbol: CT, Yield 0.00%): This real estate finance company was formerly a microcap REIT known as California REIT. Recently Sam Zell gained control and recapitalized the company into what is now one of the largest specialty real estate finance companies. Currently the company's current strategy is to provide flexible mezzanine financing and advisory services to the real estate industry. We first began investing in what was then California REIT in 1996 at under $2.00 per share. Research had identified the company as a possible recapitalization opportunity. Our investment has certainly paid off, as CT was the largest percentage gainer on the New York Stock Exchange in calendar year 1997. Our annualized return on our investment as of March 31st was in excess of 260%.

Starwood Finance Trust (ASE, Symbol APT, Yield: 0.00%): This is almost a duplicate of the above story with the exception that Barry Sternlich of Starwood Capital rather than Sam Zell gained control of what was formerly known as Angeles Participating Mortgage Trust. This company was on our top five list last year and was one of our first investments in 1995 when we began accumulating shares at $0.50 per share. Recently, this company has been recapitalized to over a billion dollars in market value and has purchased a portfolio of various real estate investments from various Starwood entities. Our annualized return on our investment as of March 31st was in excess of 151%.

Realty Refund Corporation (NYSE, Symbol RRF, Yield 0.00%): One of our significant new investments in 1997 has been this microcap REIT that is in the midst of transforming itself from a mortgage REIT to a Hotel REIT. At the time of our initial investment, this company exhibited characteristics that were in both Capital Trust and Starwood Finance when we first invested in them. RRF's balance sheet was liquid with minimal debt and was looking to identify an appropriate strategy for the future. Recently, the company acquired a hotel portfolio, changed management and established a new strategy to enhance shareholder value going forward. We believe that it is too early in our investment cycle to measure our performance. Our annualized return as of March 31st was a minus 14%.

Redwood Trust (NYSE, Symbol RWT, Yield 4.55%): This holding was one of our big losers this past fiscal year. Redwood is a classic mortgage REIT that invests in large dollar single family mortgages. Since its current profits come from the spread it earns from its borrowing costs and its lending revenues, it has been hurt by the flat rate curve environment. We believe that the rate curve will, at some point, return to its historical shape. Because of this belief, we have chosen to add to our position as the stock fell and lower our basis. We expect Redwood to be one of this year's big winners but to date our annualized return on our investment as of March 31st was a minus 41%.

Tarragon Realty Trust (NASDAQ, Symbol: VIPT, Yield 0.00%): One of GrandView's initial investments, VIPT continues to provide steady returns to our portfolio. Over the past twelve months, VIPT has changed its name from Vinland to Tarragon and has become a self managed REIT. These steps were all in preparation for the recently announced merger with National Income Realty Trust, another Fund holding. Once the merger is completed, VIPT will be a much larger apartment REIT with properties throughout the southeast. With this growth, we are expecting significant share appreciation. Our annualized return on our investment as of March 31st was 22%.

We continue to think the future is positive for real estate securities. The economy is good, interest rates are stable and real estate supply and demand is in general equilibrium. There are many institutional owners of real estate who are interested in selling to public real estate companies providing good opportunities for continued growth. There will always be occasional bumps in the road such as "tax" issues, interest rate curves and foreign economies, but these bumps also provide good investment opportunities. We think that a well managed real estate fund such as the GrandView Realty Growth Fund is in a position to invest in these opportunities as well as in companies that offer good management and value for shareholders. Last year we indicated that it was our intent to provide superior returns to the overall REIT market. We accomplished this with your support. The same objective remains for the upcoming year.

Finally, we want to take this opportunity to address the much publicized "Year 2000" problem for our shareholders. All major service providers to our Fund, First Union National Bank, the Fund's custodian; The Nottingham Company, the Fund administrator and North Carolina Shareholder Services, the Fund's transfer agent all have implementation plans that address the issue. Service providers indicate that their year 2000 plan will be completed prior to the occurrence of any problem. Although issues may develop as the time gets closer, we want to assure you that your management team is aware of the issue and is doing everything within its power to minimize its impact on the Fund.

We want to again thank you for your support as shareholders. If you ever have any questions or desire additional information, please feel free to contact the Fund Administrator at 1-800-525-3862, or the offices of GrandView Advisers at 1-800-578-4301.

Winsor H. Aylesworth
President
GrandView Advisers, Inc.


--------
* Ranked 9th out of 71 real estate funds based on total return for the 52 week period ending March 31, 1998, as reported by Lipper Analytical Services, Inc. Total returns are based on Net Asset Value (NAV) and does not take into account any sales charges which, if paid, would reduce overall returns. Past performance is no guarantee of future results. During the period covered by the rankings, the Fund's Adviser waived its fee and reimbursed a portion of the Fund's expenses, which increased the stated return of the Fund.

                          GrandView Realty Growth Fund

                    Performance Update - $10,000 Investment
        For the period from July 3, 1995 (commencement of operations) to
                                 March 31, 1998


            GrandView Realty       S&P 500       Dow Jones       NAREIT Total
               Growth Fund          Index     Utility Index      Return Index

  7/3/95           9,550           10,000          10,000          10,000
 9/30/95           9,383           10,748          10,722          10,496
12/31/95           9,513           11,395          11,451          10,977
 3/31/96          10,095           12,007          10,963          11,257
 6/30/96          10,825           12,545          11,503          11,760
 9/30/96          11,957           12,933          11,491          12,559
12/31/96          13,358           14,011          12,488          14,902
 3/31/97          14,649           14,387          11,890          14,941
 6/30/97          15,503           16,899          12,489          15,791
 9/30/97          17,533           18,164          13,277          17,528
12/31/97          17,781           18,686          15,374          17,712
 3/31/98          18,281           21,293          16,248          17,617


This graph depicts the performance of the GrandView Realty Growth Fund versus the S&P 500 Index, the Dow Jones Utility Index, and the NAREIT Total Return Index. It is important to note that the GrandView Realty Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Annualized Total Return

---------------------------------------------------------------
                            Since Inception        One Year
---------------------------------------------------------------
No Sales Load                   26.69%              24.80%
---------------------------------------------------------------
Maximum 4.5% Sales Load         24.58%              19.18%
---------------------------------------------------------------


The graph assumes an initial $10,000 investment at July 3, 1995 ($9,550 after maximum sales load of 4.5%). All dividends and distributions are reinvested.

At March 31, 1998, the GrandView  Realty Growth Fund would have grown to $18,281
- total investment return of 82.81% since July 3, 1995. Without the deduction of the 4.5% maximum sales load, the GrandView Realty Growth Fund would have grown to $19,143 - total investment return of 91.43% since July 3, 1995.

At March 31, 1998, a similar investment in the S&P 500 Index would have grown to $21,293 - total investment return of 112.93%; the Dow Jones Utility Index would have grown to $16,248 - total investment return of 62.48%; the NAREIT Total Return Index would have grown to $17,617 - total investment return of 76.17% since July 3, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                    GRANDVIEW REALTY GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.03%

       Agriculture - 1.66%
       (a)  Cadiz Land Company, Inc. .................................................                  3,300             $   39,393
                                                                                                                          ----------

       Engineering & Construction - 1.90%
            Dames & Moore Group ......................................................                  3,400                 45,263
                                                                                                                          ----------

       Financial - Banks, Savings/Loans/Thrifts - 5.70%
       (a)  Capital Trust ............................................................                 13,900                135,525
                                                                                                                          ----------

       Real Estate - 2.49%
       (a)  Catellus Development Corporation .........................................                  3,200                 59,200
                                                                                                                          ----------

       Real Estate Investment Trust - 80.83%
            Alexandria Real Estate Equities, Inc. ....................................                    800                 25,350
       (a)  American Industrial Properties REIT ......................................                  5,700                 79,087
       (a)  BRT Realty Trust .........................................................                  5,300                 40,743
       (a)  Banyan Hotel Investment Fund .............................................                 25,000                 37,500
            Bedford Property Investors, Inc. .........................................                  1,000                 19,313
            Boston Properties, Inc. ..................................................                  1,000                 35,187
            Burnham Pacific Properties, Inc. .........................................                  2,000                 29,250
            Crescent Real Estate Equities Company ....................................                  1,400                 50,400
            Duke Realty Investments, Inc. ............................................                    800                 19,500
            Dynex Capital, Inc. ......................................................                    500                  6,000
       (a)  EQK Realty Investors I ...................................................                 46,800                 55,575
            EastGroup Properties, Inc. ...............................................                  2,950                 60,844
            Entertainment Properties Trust ...........................................                    900                 17,663
            Equity Office Properties Trust ...........................................                  1,600                 49,000
            Equity Residential Properties Trust ......................................                    600                 30,150
       (a)  FAC Realty Trust Inc. ....................................................                  7,500                 73,594
            FelCor Suite Hotels, Inc. ................................................                    800                 29,650
            First Union Real Estate Investments ......................................                  5,700                 66,619
            Health Care Property Investors, Inc. .....................................                  1,200                 44,325
            Health and Retirement Property Trust .....................................                  1,000                 20,250
            Hospitality Properties Trust .............................................                  1,300                 46,069
            Humphrey Hospitality Trust, Inc. .........................................                  5,400                 62,100
            JP Realty, Inc. ..........................................................                    800                 20,300
            LTC Properties, Inc. .....................................................                  1,100                 21,244
       (a)  Liberte Investors, Inc. ..................................................                 16,800                 67,200
            Meditrust Companies ......................................................                  2,400                 73,800
       (a)  Meridian Point Realty Trust '83 ..........................................                 26,742                 40,113



                                                                                                                         (Continued)

                                                    GRANDVIEW REALTY GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Real Estate Investment Trust - (Continued)

            National Income Realty Trust .............................................                  3,760             $   66,270
            Patriot American Hospitality, Inc. .......................................                  2,500                 67,500
            RFS Hotel Investors, Inc. ................................................                  1,700                 31,131
            Realty Refund Trust ......................................................                 25,200                108,675
            Redwood Trust, Inc. ......................................................                  4,000                 94,000
       (a)  Resort Income Investors, Inc. ............................................                 70,000                 15,400
            Security Capital Pacific Trust ...........................................                  1,200                 28,875
            Security Capital Industrial Trust ........................................                    900                 23,062
            Semele Group, Inc. .......................................................                  4,651                  4,070
            Simon DeBartolo Group, Inc. ..............................................                    600                 20,588
            Sovran Self Storage, Inc. ................................................                    800                 23,750
            Spieker Properties, Inc. .................................................                  1,300                 53,625
       (a)  Starwood Financial Trust .................................................                 27,800                128,575
            Starwood Hotels & Resorts ................................................                    600                 32,062
       (a)  TIS Mortgage Investment Company ..........................................                  8,400                 17,325
            Tarragon Realty Investors Inc. ...........................................                  8,600                 84,925
                                                                                                                          ----------
                                                                                                                           1,920,659
                                                                                                                          ----------
       Utilities - Water - 3.45%
       (a)  Western Water Company ....................................................                  7,800                 81,900
                                                                                                                          ----------

            Total Common Stocks (Cost $2,165,623) ....................................                                     2,281,940
                                                                                                                          ----------

INVESTMENT COMPANY - 4.46%

       Evergreen Money Market Institutional Money
            Market Fund Institutional Service Shares (Cost $105,868) .................                105,868                105,868
                                                                                                                          ----------



Total Value of Investments (Cost $2,271,491 (b)) .....................................                     100.49 %      $2,387,808
Liabilities In Excess of Other Assets ................................................                      (0.49)%         (11,587)
                                                                                                           ------        ----------
       Net Assets ....................................................................                     100.00 %      $2,376,221
                                                                                                           ======        ==========







                                                                                                                         (Continued)

                                                    GRANDVIEW REALTY GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1998



       (a)  Non-income producing investment.

       (b)  Aggregate cost for federal income tax purposes is the $2,300,599.  Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



            Unrealized appreciation                                                                                        $146,797
            Unrealized depreciation                                                                                         (59,588)
                                                                                                                           --------
                            Net unrealized appreciation                                                                    $ 87,209
                                                                                                                           ========






See accompanying notes to financial statements

                                                    GRANDVIEW REALTY GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1998


ASSETS
       Investments, at value (cost $2,271,491) ..........................................................                 $2,387,808
       Cash .............................................................................................                     28,795
       Income receivable ................................................................................                      5,032
       Receivable for investments sold ..................................................................                     23,929
       Receivable for fund shares sold ..................................................................                      2,500
       Prepaid expenses .................................................................................                      2,547
       Deferred organization expenses, net (note 4) .....................................................                     12,253
       Due from advisor (note 2) ........................................................................                      5,849
                                                                                                                          ----------

            Total assets ................................................................................                  2,468,713
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .................................................................................                      8,537
       Payable for investment purchases .................................................................                     79,550
       Payable for fund shares redeemed .................................................................                      4,405
                                                                                                                          ----------

            Total liabilities ...........................................................................                     92,492
                                                                                                                          ----------

NET ASSETS
       (applicable to 163,820 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ..........................................                 $2,376,221
                                                                                                                          ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
       ($2,376,221 / 163,820 shares) ....................................................................                 $    14.51
                                                                                                                          ==========

OFFERING PRICE PER SHARE
       (100 / 95.5 of $14.51) ...........................................................................                 $    15.19
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                 $2,090,161
       Undistributed net realized gain on investments ...................................................                    169,743
       Net unrealized appreciation on investments .......................................................                    116,317
                                                                                                                          ----------
                                                                                                                          $2,376,221
                                                                                                                          ==========







See accompanying notes to financial statements

                                                    GRANDVIEW REALTY GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1998



INVESTMENT INCOME

       Income
            Dividends .....................................................................................                $ 43,596
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) .............................................................                  16,842
            Fund administration fees (note 2) .............................................................                   5,053
            Distribution fees (note 3) ....................................................................                   4,211
            Custody fees ..................................................................................                   8,883
            Registration and filing administration fees (note 2) ..........................................                   3,099
            Fund accounting fees (note 2) .................................................................                  16,200
            Audit fees ....................................................................................                   7,500
            Legal fees ....................................................................................                   5,095
            Securities pricing fees .......................................................................                   2,878
            Shareholder recordkeeping fees ................................................................                   1,475
            Shareholder servicing expenses ................................................................                   4,473
            Registration and filing expenses ..............................................................                   9,190
            Printing expenses .............................................................................                   1,846
            Amortization of deferred organization expenses (note 4) .......................................                   5,442
            Trustee fees and meeting expenses .............................................................                     410
            Other operating expenses ......................................................................                   3,103
                                                                                                                           --------

                 Total expenses ...........................................................................                  95,700
                                                                                                                           --------

                 Less:
                       Expense reimbursements (note 2) ....................................................                 (42,126)
                       Investment advisory fees waived (note 2) ...........................................                 (16,842)
                       Distribution fees waived (note 3) ..................................................                  (3,054)
                                                                                                                           --------

                 Net expenses .............................................................................                  33,678
                                                                                                                           --------

                       Net investment income ..............................................................                   9,918
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 327,769
       Increase in unrealized appreciation on investments .................................................                  25,711
                                                                                                                           --------

            Net realized and unrealized gain on investments ...............................................                 353,480
                                                                                                                           --------

                 Net increase in net assets resulting from operations .....................................                $363,398
                                                                                                                           ========







See accompanying notes to financial statements

                                                    GRANDVIEW REALTY GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended          Year ended
                                                                                                       March 31,           March 31,
                                                                                                           1998                1997
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income .............................................................         $    9,918          $   17,274
         Net realized gain from investment transactions ....................................            327,769             125,083
         Increase in unrealized appreciation on investments ................................             25,711              86,406
                                                                                                     ----------          ----------

              Net increase in net assets resulting from operations .........................            363,398             228,763
                                                                                                     ----------          ----------

     Distributions to shareholders from
         Net investment income .............................................................             (9,918)            (17,274)
         Tax return of capital .............................................................                  0                (948)
         Net realized gain from investment transactions ....................................           (158,026)           (125,083)
                                                                                                     ----------          ----------

              Decrease in net assets resulting from distributions ..........................           (167,944)           (143,305)
                                                                                                     ----------          ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ..............          1,022,744             890,543
                                                                                                     ----------          ----------

                   Total increase in net assets ............................................          1,218,198             976,001

NET ASSETS

     Beginning of year .....................................................................          1,158,023             182,022
                                                                                                     ----------          ----------

     End of year ...........................................................................         $2,376,221          $1,158,023
                                                                                                     ==========          ==========



(a) A summary of capital share activity follows:
                                                     -------------------------------------------------------------------------------
                                                                      Year ended                                Year ended
                                                                    March 31, 1998                            March 31, 1997

                                                              Shares              Value                 Shares              Value
                                                     -------------------------------------------------------------------------------

Shares sold ....................................              105,845          $1,463,197               120,300          $1,552,510
Shares issued for reinvestment
     of distributions ..........................               10,869             153,559                 9,716             123,136
                                                           ----------          ----------            ----------          ----------

                                                              116,714           1,616,756               130,016           1,675,646

Shares redeemed ................................              (44,171)           (594,012)              (56,779)           (785,103)
                                                           ----------          ----------            ----------          ----------

     Net increase ..............................               72,543          $1,022,744                73,237          $  890,543
                                                           ==========          ==========            ==========          ==========



See accompanying notes to financial statements

                                                    GRANDVIEW REALTY GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       For the
                                                                                                                   period from
                                                                                                                  July 3, 1995
                                                                                                              (commencement of
                                                                            Year ended          Year ended      operations) to
                                                                              March 31,           March 31,           March 31,
                                                                                  1998                1997                1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................         $12.69              $10.09              $10.00

      Income from investment operations
           Net investment income ......................................           0.11                0.33                0.20
           Net realized and unrealized gain on investments ............           3.00                4.14                0.36
                                                                            ----------          ----------          ----------

               Total from investment operations .......................           3.11                4.47                0.56
                                                                            ----------          ----------          ----------

      Distributions to shareholders from
           Net investment income ......................................          (0.11)              (0.33)              (0.20)
           Tax return of capital ......................................           0.00               (0.01)              (0.05)
           Net realized gain from investment transactions .............          (1.18)              (1.53)              (0.22)
                                                                            ----------          ----------          ----------

               Total distributions ....................................          (1.29)              (1.87)              (0.47)
                                                                            ----------          ----------          ----------

Net asset value, end of period ........................................         $14.51              $12.69              $10.09
                                                                            ==========          ==========          ==========

Total return (a) ......................................................          24.80 %             45.12 %              5.70 %
                                                                            ==========          ==========          ==========

Ratios/supplemental data

      Net assets, end of period .......................................     $2,376,221          $1,158,023          $  182,022
                                                                            ==========          ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..............           5.68 %              9.59 %             31.34 % (c)
           After expense reimbursements and waived fees ...............           2.00 %              1.89 %              2.00 % (c)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ..............          (3.09)%             (4.58)%            (25.55)% (c)
           After expense reimbursements and waived fees ...............           0.59 %              3.12 %              3.62 % (c)

      Portfolio turnover rate .........................................         170.19 %            197.90 %             44.44 %

      Average broker commissions per share (b) ........................        $0.0429             $0.0367                 -



(a)  Total return does not reflect payment of a sales charge.
(b)  Represents  total  commissions  paid  on portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.
(c)  Annualized.


See accompanying notes to financial statements

                          GRANDVIEW REALTY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The GrandView Realty Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the GrandView Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth of capital by selecting investments which are equity securities of real estate industry companies which are undervalued or have significant "turnaround" potential. The Fund began operations on July 3, 1995. Shares of the Fund purchased are subject to a maximum sales charge of 4.50%. The following is a summary of significant accounting policies followed by the Fund.

        A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The character of distributions made during the year from net investment income or net realized gains from investment transactions may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains are recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                  The Fund records distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments.

         D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

                                                                     (Continued)

                          GRANDVIEW REALTY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998



          F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities loaned. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $16,842 ($0.14 per share) and has voluntarily reimbursed $42,126 of the Fund's operating expenses for the year ended March 31, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.30% of the Fund's first $25 million of average daily net assets, 0.275% of the next $25 million of average daily net assets, and 0.225% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $1,500 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

                                                                     (Continued)

                          GRANDVIEW REALTY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1998



         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 1998, the Distributor retained sales charges in the amount of $759.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Fund waived $3,054 of such expenses under the Plan for the year ended March 31, 1998.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,605,994 and $2,791,534, respectively, for the year ended March 31, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees  of  GrandView  Investment  Trust and  Shareholders  of
  GrandView Realty Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of GrandView Realty Growth Fund (a portfolio of GrandView Investment Trust) as of March 31, 1998, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 1997 and the financial highlights for the two years in the period ended March 31, 1997 were audited by other auditors, whose reports thereon dated April 25, 1997, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of March 31, 1998 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1998 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GrandView Realty Growth Fund as of March 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP

Pittsburgh, Pennsylvania
April 24, 1998